Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(10)	Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2012	2011	2010
Payroll taxes	$1,127	$1,098	$1,105
Medical plans	1,772	1,676	1,545
401k match	298	291	319
Pension plan	1,224	907	864
Profit-sharing	58	0	0
Other	318	250	162

Total employee benefits	$4,797	$4,222	$3,995

The Company’s profit-sharing plan includes a matching 401k portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made $766,000 of contributions to the defined benefit plan through April 1, 2013, of which $238,000 relates to the 2011 plan year and $528,000 relates to the 2012 plan year. The minimum required contribution for the 2013 plan year is estimated to be $665,000. The Company has not determined whether it will make any contributions other than the minimum required funding contribution for 2013.

Obligations and Funded Status at December 31

(in thousands)	2012	2011
Change in projected benefit obligation:
Balance, January 1	$14,217	$10,655
Service cost	1,168	931
Interest cost	667	604
Actuarial (gain) loss	(458)	2,240
Benefits paid	(252)	(213)

Balance, December 31	$15,342	$14,217

Change in plan assets:
Fair value, January 1	$10,034	$9,296
Actual gain (loss) return on plan assets	1,193	(54)
Employer contribution	766	1,005
Expenses paid	(34)	0
Benefits paid	(252)	(213)

Fair value, December 31	$11,707	$10,034

Funded status at end of year	$(3,635)	$(4,183)

Accumulated benefit obligation	$12,564	$10,762

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2012	2011	2010
Service cost—benefits earned during the year	$1,168	$931	$844
Interest costs on projected benefit obligations	668	604	556
Expected return on plan assets	(776)	(706)	(614)
Expected administrative expenses	40	0	0
Amortization of prior service cost	78	78	78
Amortization of unrecognized net loss	46	0	0

Net periodic pension expense	$1,224	$907	$864

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2012	2011
Prior service costs	$(600)	$(679)
Net accumulated actuarial net loss	(1,849)	(2,777)

Accumulated other comprehensive loss	(2,449)	(3,456)
Net periodic benefit cost in excess of cumulative employer contributions	(1,185)	(727)

Net amount recognized at December 31, balance sheet	$(3,634)	$(4,183)

Net gain (loss) arising during period	$881	$(3,001)
Prior service cost amortization	79	79
Amortization of net actuarial loss	46	0

Total recognized in other comprehensive income (loss)	$1,006	$(2,922)

Total recognized in net periodic pension cost and other comprehensive income (loss)	$218	$3,829

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2013 is $79,000. During 2013, $30,000 is the estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2012, 2011 and 2010 and to determine pension expense for the years then ended are as follows:

	2012	2011	2010
Determination of benefit obligation at year end:
Discount rate	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%

Determination of pension expense for year ended:
Discount rate for the service cost	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2012 pension expense was 7.0%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: 11.4% in 2012, 0.1% in 2011, 12.4% in 2010, 22.0% in 2009, and (32.6)% in 2008. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decrease in discount rates used in the actuarial calculation of plan income, the Company expects to incur $1,144,000 of expense in 2013 compared to $1,224,000 in 2012.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2012 and 2011 by asset category are as follows:

	Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Cash equivalents	$485	$485	$0	$0
Equity securities:
U.S. large-cap (a)	4,335	4,335	0	0
U.S. mid-cap (b)	575	575	0	0
U.S. small-cap (c)	635	635	0	0
International (d)	1,670	1,670	0	0
Real estate (e)	395	395	0	0
Commodities (f)	370	370	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	2,726	0	2,726	0
Corporate investment grade (g)	416	0	416	0
Corporate non-investment grade (g)	100	0	100	0

Total	$11,707	$8,465	$3,242	$0

December 31, 2011
Cash equivalents	$1,791	$1,791	$0	$0
Equity securities:
U.S. large-cap (a)	3,821	3,821	0	0
U.S. mid-cap (b)	502	502	0	0
U.S. small-cap (c)	595	595	0	0
International (d)	1,278	1,278	0	0
Real estate (e)	203	203	0	0
Commodities (f)	198	198	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	841	0	841	0
Corporate investment grade (g)	653	0	653	0
Corporate non-investment grade (g)	152	0	152	0

Total	$10,034	$8,388	$1,646	$0

(a)	This category comprises of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category comprises of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprises of actively managed mutual funds.
(d)	37% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category comprises of low-cost real estate index exchange traded funds.
(f)	This category comprises of exchange traded funds investing in agricultural and energy commodities.
(g)	This category comprises of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2013	$336
2014	428
2015	452
2016	462
2017	561
2018 to 2022	3,712